GuidePath® Growth Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2022

Number of Shares		Value
	INVESTMENT COMPANIES - 98.99%
	Domestic Equity Funds - 71.36%
1,459,262	AMCAP Fund - Class F3	$44,317,784
746,975	American Funds - Fundamental Investors - Class F3	44,975,338
509,850	American Funds - New Economy Fund - Class F3	22,280,450
471,241	American Funds - New Perspective Fund - Class F3	22,284,982
582,166	American Funds - SMALLCAP World Fund, Inc. - Class F3	33,358,130
1,101,370	American Funds - The Growth Fund of America - Class F3	54,473,777
23,968	Invesco QQQ Trust Series 1 (a)	6,382,199
445,263	iShares Core S&P Small-Cap ETF	42,139,690
1,071,400	Schwab U.S. Large-Cap ETF (a)	48,373,710
961,409	Schwab U.S. Large-Cap Growth ETF	53,415,884
338,882	SPDR S&P 600 Small Cap Growth ETF (a)	24,480,836
782,804	Vanguard Russell 1000 Growth ETF (a)	43,148,156
103,597	Vanguard Russell 2000 Growth (a)	16,131,089
451,949	Vanguard S&P 500 ETF	158,787,762
159,600	Vanguard Value ETF	22,403,052
		636,952,839
	International Equity Funds - 24.90%
1,251,729	iShares Core MSCI Emerging Markets ETF	58,455,744
39,150	iShares Core MSCI Europe ETF (a)	1,859,625
327,165	iShares MSCI ACWI ETF (a)	27,769,765
207,576	iShares MSCI Switzerland ETF	8,703,662
273,925	JPMorgan Beta Builders Canada ETF	15,693,163
163,823	Vanguard FTSE All World ex-US Small-Cap ETF (a)	16,842,643
2,215,121	Vanguard FTSE Developed Markets ETF (a)	92,968,628
		222,293,230
	Real Estate Funds - 2.73%
228,016	Vanguard Global ex-U.S. Real Estate ETF	9,426,181
180,620	Vanguard Real Estate ETF (a)	14,897,538
		24,323,719
	Total Investment Companies (Cost $706,381,390)	883,569,788

	SHORT TERM INVESTMENTS - 0.83%
	Money Market Funds - 0.83%
7,382,196	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 4.22% (b)	7,382,196
	Total Short Term Investments (Cost $7,382,196)	7,382,196
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 15.36%
137,161,776	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 4.49% (b)	137,161,776
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $137,161,776)	137,161,776

	Total Investments (Cost $850,925,362) - 115.18%	1,028,113,760
	Liabilities in Excess of Other Assets - (15.18)%	(135,509,624)
	TOTAL NET ASSETS - 100.00%	$892,604,136

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2022.